Document and Entity Information	Nov. 18, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	PFIZER INC
Amendment Flag	false
Entity Central Index Key	0000078003
Document Type	8-K
Document Period End Date	Nov. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001-2192
City Area Code	(212)
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
M 1.000 Notes Due 20275 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2027
Trading Symbol	PFE/27
Security Exchange Name	NYSE
M 2.875 Notes Due 20291 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2029
Trading Symbol	PFE/29
Security Exchange Name	NYSE
M 3.250 Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Notes due 2032
Trading Symbol	PFE/32
Security Exchange Name	NYSE
M 3.875 Notes Due 20373 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2037
Trading Symbol	PFE/37A
Security Exchange Name	NYSE
M 4.250 Notes Due 20454 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Notes due 2045
Trading Symbol	PFE/45
Security Exchange Name	NYSE